Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024AO10012			C	A	C	A	A	A	A	A	Closed	FCRE1159	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Confirmed per final settlement agent statement disbursed XXX, thus no gap in coverage. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. alta statement says DISBURSEMENT DATE IS XXX, THAT IS THE DATE OF FUNDING.   - Seller-XXX
Open-Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. alta statement says DISBURSEMENT DATE IS XXX, THAT IS THE DATE OF FUNDING. - Seller-XXX	Resolved-Confirmed per final settlement agent statement disbursed XXX, thus no gap in coverage. - Due Diligence Vendor-XXX
Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX
XXX Months Housing History Reviewed With No Late Payments - XXX Months Housing History Reviewed With No Late Payments
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX By XXX Or More Months
Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
																											XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10007			C	B	C	B	A	A	A	A	Closed	FCRE5102	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Foreclosure History does not meet guidelines	Acknowledged-Investor Exception provided to allow for foreclosure less than XXX months from settlement. - Due Diligence Vendor-XXX		Acknowledged-Investor Exception provided to allow for foreclosure less than XXX months from settlement. - Due Diligence Vendor-XXX
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX
Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
XXX Months Housing History Reviewed With No Late Payments - XXX Months Housing History Reviewed With No Late Payments
Low Credit Usage Ratio Of Twenty-Five Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX By XXX Or More Months
Borrower 1 Has Stable Time In Profession By XXX Years Or More - Borrower 1 Has Stable Time In Profession By XXX Years Or More - XXX
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10007			C	B	C	B	A	A	A	A	Closed	FCRE1193	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Received updated Exception form for Foreclosure Seasoning affirming ratios and reserves as verified by audit. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Uploading Exemption Form - Seller-XXX
Counter-Revised 1008 received- still pending updated Exception form acknowledging final ratios.  Copy provided states DTi of XXX% as a compensating factor for approval of variance.  With this no longer the case, must ensure variance is still permitted. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Final 1008 with XXX% Ratio - Seller-XXX
Counter-Per Exception Approval in file, DTI of XXX% is listed as a compensating factor, however audited DTI is XXX% and per new 1008, ratio from origination is XXX%.  Updated Exception form reflecting final ratio is required. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. show dti is less than XXX% see 1008 uploaded - Seller-XXX
Open-Audited DTI of XXX% exceeds Guideline DTI of XXX%  - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. Uploading Exemption Form - Seller-XXX
 Ready for Review-Document Uploaded. Final 1008 with XXX% Ratio - Seller-XXX
 Ready for Review-Document Uploaded. show dti is less than XXX% see 1008 uploaded - Seller-XXX

Resolved-Received updated Exception form for Foreclosure Seasoning affirming ratios and reserves as verified by audit. - Due Diligence Vendor-XXX
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX
Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
XXX Months Housing History Reviewed With No Late Payments - XXX Months Housing History Reviewed With No Late Payments
Low Credit Usage Ratio Of XXX Or Less - Low Credit Usage Ratio Of XXX Or Less - Credit Line Usage Ratio equals XXX
Months XXX Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX By XXX Or More Months
Borrower 1 Has Stable Time In Profession By XXX Years Or More - Borrower 1 Has Stable Time In Profession By XXX Years Or More - XXX
																											XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10017			D	A	D	A	A	A	A	A	Closed	FCRE1201	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided
Resolved-Third Party Fraud Report provided at resubmission. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. drive report submitted again - Seller-XXX
Open-Missing Third Party Fraud Report Unable to locate 3rd party fraud report.  - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. drive report submitted again - Seller-XXX	Resolved-Third Party Fraud Report provided at resubmission. - Due Diligence Vendor-XXX
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By Ten Percent (XXX%) Or More
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX Years
Original CLTV is Below the Guideline Maximum By Ten Percent (XXX%) or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By Ten Percent (XXX%) or More
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years
																											XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10018			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2024AO10016			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10009			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10011			D	A	A	A	D	A	A	A	Closed	FCOM1220	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing
Resolved-The Deed of Trust is Present - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The Deed of Trust is Missing DOT is missing from file - Due Diligence Vendor-XXX
Open-The Deed of Trust is Missing - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-The Deed of Trust is Present - Due Diligence Vendor-XXX
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX Years
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By Ten Percent (XXX%) or More
Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
																											XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10008			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10013			C	A	A	A	C	A	A	A	Closed	finding-3625	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-mortgage brokers credit report fee always goes in section B did not shop for - Seller-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ***Broker Credit Report Fee paid to Broker in section B on initial CD  - Due Diligence Vendor-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-XXX
																							Ready for Review-mortgage brokers credit report fee always goes in section B did not shop for - Seller-XXX	Resolved-Resolved - Due Diligence Vendor-XXX
XXX Months Housing History Reviewed With No Late Payments - XXX Months Housing History Reviewed With No Late Payments
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX Years Or More - Borrower 1 Has Stable Time In Profession By XXX Years Or More - XXX Years 1003 Final P. 754
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years 1003 Final P. 754
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More The Guideline Maximum Of XXX%, Original LTV Of XXX% Is Below The Guideline Maximum
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More The Guideline Maximum Of XXX%, Original CLTV Of XXX% Is Below The Guideline Maximum
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10015			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10014			C	A	A	A	C	A	A	A	Closed	finding-47	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-XXX
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. **PCCD received - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. post closing cd issued to show funding on XXX - Seller-XXX
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ***As of Final CD the disbursement date was XXX fails XXX day  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. post closing cd issued to show funding on XXX - Seller-XXX
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. **PCCD received - Due Diligence Vendor-XXX

Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
Months Reserves XXX Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX  Greater Than The Guideline Minimum Of XXX Or More Months
Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
Low Credit Usage Ratio Of XXX Or Less - Low Credit Usage Ratio Of XXX Or Less - Credit Line Usage Ratio equals XXX
																											XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	Limited Cash Out - <XXX% of Loan Amount or $XXX	N/A	N/A	XXX
2024AO10010			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10019			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2024AO10032			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10024			D	B	D	B	C	A	A	A	Closed	FCRE1440	XXX	XXX	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Acknowledged-Housing History Does Not Meet Guideline Requirements INCOMPLETE XXX-MONTH PAYMENT HISTORY. PROPERTY WAS BOUGHT IN LATE XXX  AND FIRST PAYMENT WASN’T UNTIL XXX. LIVING RENT-FREE PRIOR TO PURCHASING THE PROPERTY. Exception Granted - Due Diligence Vendor-XXX
Open-Housing History Does Not Meet Guideline Requirements INCOMPLETE XXX-MONTH PAYMENT HISTORY. PROPERTY WAS BOUGHT IN LATE XXX AND FIRST PAYMENT WASN’T UNTIL XXX. LIVING RENT-FREE PRIOR TO PURCHASING THE PROPERTY. Exception Granted - Due Diligence Vendor-XXX

Acknowledged-Housing History Does Not Meet Guideline Requirements INCOMPLETE XXX-MONTH PAYMENT HISTORY. PROPERTY WAS BOUGHT IN LATE XXX  AND FIRST PAYMENT WASN’T UNTIL XXX. LIVING RENT-FREE PRIOR TO PURCHASING THE PROPERTY. Exception Granted - Due Diligence Vendor-XXX

																										LTV is <XXX%; Borrower has XXX months reserves.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	Limited Cash Out - <XXX% of Loan Amount or $XXX	N/A	N/A	XXX
2024AO10024			D	B	D	B	C	A	A	A	Closed	FCRE1316	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XXX
Resolved-Received updated confirmation of ongoing nature of entity from CPA. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide updated VOE for borrower prior to closing as the one provided is from XXX and loan closed in XXX - Due Diligence Vendor-XXX
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XXX Resolved-Received updated confirmation of ongoing XXX from CPA. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	Limited Cash Out - <XXX% of Loan Amount or $XXX	N/A	N/A	XXX
2024AO10024			D	B	D	B	C	A	A	A	Closed	finding-3625	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
Resolved-Resolved, Received third party Credit Invoice - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. *******The PCCD found on page 142 of the file shows a broker credit report fee in section B paid to the mortgage broker without evidence of the fee being collected for betterment of a third party.  - Due Diligence Vendor-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Resolved, Received third party Credit Invoice - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	Limited Cash Out - <XXX% of Loan Amount or $XXX	N/A	N/A	XXX
2024AO10025			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10021			C	A	A	A	C	A	A	A	Closed	finding-3719	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID Tolerance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test
Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Broker email paying for discount points - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX. Resolved - Due Diligence Vendor-XXX
Ready for Review-THE XXX IS PAID BY OTHERS, NOT A CHARGE TO BORROWER. - Seller-XXX
Counter-After a collaborative review with our Chief Legal Officer, a disconnect is still noted in regards to the intent of the $XXX in Section A.  In addition, we also noticed apparent discrepancies in credits and debits to the borrower - from the Final CD to the PCCD. In a continued effort to resolve this matter, please provide an explanation of who the $XXX is paid by and who is the intended recipient of the fee or credit. - Due Diligence Vendor-XXX
Ready for Review-POST CLOSING CD SHOULD OF CLEARED THIS AND A COPY OF THE EMAIL TO THE BORROWER - Seller-XXX
Counter-Received LOE and PCCD. Incomplete cure, LOE indicates a correction to fees not marked as APR. Understated finance charge cures require restitution (refund or principal reduction). LOE needs to disclose the amount of the fees that were not included in Finance Charge, will need a copy of the check for refund and proof of delivery or screen-print for principal reduction in addition to the PCCD. Also, please provide the lender’s breakdown of the Finance Charges: Prepraid Finance Charges items and amounts and Total Interest. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. issued post closing cd to correct apr fee's that were not marked - Seller-XXX
Counter- Please provide Lender APR Fees Calculation for review and comparison. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-THE XXX IS PAID BY OTHERS, NOT A CHARGE TO BORROWER. - Seller-XXX
 Ready for Review-POST CLOSING CD SHOULD OF CLEARED THIS AND A COPY OF THE EMAIL TO THE BORROWER - Seller-XXX
 Ready for Review-Document Uploaded. issued post closing cd to correct XXX fee's that were not marked - Seller-XXX

Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
 Resolved-Resolved - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX. Resolved - Due Diligence Vendor-XXX

																											XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10021			C	A	A	A	C	A	A	A	Closed	finding-3721	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test
Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Broker email paying for discount points - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. Resolved - Due Diligence Vendor-XXX
Ready for Review-THE XXX SHOWS ON CD PAID BY OTHERS - Seller-XXX
Counter-After a collaborative review with our Chief Legal Officer, a disconnect is still noted in regards to the intent of the $XXX in Section A.  In addition, we also noticed apparent discrepancies in credits and debits to the borrower - from the Final CD to the PCCD. In a continued effort to resolve this matter, please provide an explanation of who the $XXX is paid by and who is the intended recipient of the fee or credit. - Due Diligence Vendor-XXX
Ready for Review-EMAIL TO BORROWER STATING WHY POST CLOSING CD ISSUED SHOULD BE SUFFICENT - Seller-XXX
Counter- Received LOE and PCCD. Incomplete cure, LOE indicates a correction to fees not marked as APR. Understated finance charge cures require restitution (refund or principal reduction). LOE needs to disclose the amount of the fees that were not included in Finance Charge, will need a copy of the check for refund and proof of delivery or screen-print for principal reduction in addition to the PCCD. Also, please provide the lender’s breakdown of the Finance Charges: Prepraid Finance Charges items and amounts and Total Interest. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. issued post closing cd to correct apr fee's that were not marked - Seller-XXX
Counter- Please provide Lender APR Fees Calculation for review and comparison. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-THE XXX SHOWS ON CD PAID BY OTHERS - Seller-XXX
 Ready for Review-EMAIL TO BORROWER STATING WHY POST CLOSING CD ISSUED SHOULD BE SUFFICENT - Seller-XXX
 Ready for Review-Document Uploaded. issued post closing cd to correct XXX fee's that were not marked - Seller-XXX

Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
 Resolved-Resolved - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. Resolved - Due Diligence Vendor-XXX

																											XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10021			C	A	A	A	C	A	A	A	Closed	finding-2504	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Foreclosure Rescission Finance Charge Test
Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Broker email paying for discount points - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. THE XXX SHOWS ON CD PAID BY OTHERS.  THIS IS BEING PAID BY THE MORTGAGE BROKER WHICH IS WHY IT IS NOT A CHARGE TO THE BORROWER. - Seller-XXX
Counter-After a collaborative review with our Chief Legal Officer, a disconnect is still noted in regards to the intent of the $XXX in Section A.  In addition, we also noticed apparent discrepancies in credits and debits to the borrower - from the Final CD to the PCCD. In a continued effort to resolve this matter, please provide an explanation of who the $XXX is paid by and who is the intended recipient of the fee or credit. - Due Diligence Vendor-XXX
Ready for Review-DO NOT UNDERSTAND WHAT CURE YOU THINK IS DUE.  PLEASE CLARIFY. - Seller-XXX
Counter-Received LOE and PCCD. Incomplete cure, LOE indicates a correction to fees not marked as APR. Understated finance charge cures require restitution (refund or principal reduction). LOE needs to disclose the amount of the fees that were not included in Finance Charge, will need a copy of the check for refund and proof of delivery or screen-print for principal reduction in addition to the PCCD. Also, please provide the lender’s breakdown of the Finance Charges: Prepraid Finance Charges items and amounts and Total Interest. - Due Diligence Vendor-XXX
Counter-Received Broker Credit Invoice, this does not resolve the finding. ***Please provide Lender APR Fees Calculation for review and comparison. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. checked all XXX fee's in our los and they seem correct.  Do know have a XXX fee, closest is the broker credit invoice which I attached - Seller - XXX
Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. ***It appears that the points were paid by the lender and excluded from the APR. Fees paid to the lender are considered XXX fees - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. THE XXX SHOWS ON CD PAID BY OTHERS.  THIS IS BEING PAID BY THE MORTGAGE BROKER WHICH IS WHY IT IS NOT A CHARGE TO THE BORROWER. - Seller-XXX
 Ready for Review-DO NOT UNDERSTAND WHAT CURE YOU THINK IS DUE.  PLEASE CLARIFY. - Seller-XXX
 Ready for Review-Document Uploaded. checked all apr fee's in our los and they seem correct.  Do know have a XXX fee, closest is the broker credit invoice which I attached - Seller-XXX

Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. - Due Diligence Vendor-XXX

																											XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10021			C	A	A	A	C	A	A	A	Closed	finding-651	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Broker email paying for discount points - Due Diligence Vendor-XXX
Ready for Review-THE XXX IS PAID BY OTHER, MORTGAGE BROKER PER THE CD - Seller-XXX
Counter-After a collaborative review with our Chief Legal Officer, a disconnect is still noted in regards to the intent of the $XXX in Section A.  In addition, we also noticed apparent discrepancies in credits and debits to the borrower - from the Final CD to the PCCD. In a continued effort to resolve this matter, please provide an explanation of who the $XXX is paid by and who is the intended recipient of the fee or credit. - Due Diligence Vendor-XXX
Ready for Review-POST CLOSING CD SHOULD OF CLEARED THIS - Seller-XXX
Counter-Received LOE and PCCD. Incomplete cure, LOE indicates a correction to fees not marked as APR. Understated finance charge cures require restitution (refund or principal reduction). LOE needs to disclose the amount of the fees that were not included in Finance Charge, will need a copy of the check for refund and proof of delivery or screen-print for principal reduction in addition to the PCCD. Also, please provide the lender’s breakdown of the Finance Charges: Prepraid Finance Charges items and amounts and Total Interest. - Due Diligence Vendor-XXX
Counter-Please provide Lender APR Fees Calculation for review and comparison. - Due Diligence Vendor-XXX
Ready for Review-checked all fee's that are apr and they are correct in our LOS.  Please advise - Seller-XXX
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX. ***It appears that the points were paid by the lender and excluded from the APR. Fees paid to the lender are considered PFC fees - Due Diligence Vendor-XXX

Ready for Review-THE XXX IS PAID BY OTHER, MORTGAGE BROKER PER THE CD - Seller-XXX
 Ready for Review-POST CLOSING CD SHOULD OF CLEARED THIS - Seller-XXX
 Ready for Review-checked all fee's that are apr and they are correct in our LOS.  Please advise - Seller-XXX

Resolved-***Received clarification that the broker is paying for the discounts points to the borrower.   - Due Diligence Vendor-XXX
 Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX. - Due Diligence Vendor-XXX

																											XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10021			C	A	A	A	C	A	A	A	Closed	finding-3652	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-Document Uploaded. - Seller-XXX
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX

																											XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	FCOM1232	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing
Resolved-Final 1003 provided at resubmission. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-1003 provided is for a different borrower at another address,  Please upload fully executed application for the subject transaction. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The Final 1003 is Missing Only initial 1003's in file - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Final 1003 provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	finding-3532	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test
Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. - Due Diligence Vendor-XXX
Rescinded-It appears the Final CD is missing. Needed for an accurate compliance test  - Due Diligence Vendor-XXX

Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. - Due Diligence Vendor-XXX
 Rescinded-It appears the Final CD is missing. Needed for an accurate compliance test  - Due Diligence Vendor-XXX

																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	FCOM1544	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided, Received Final Closing Disclosure - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-TRID: Missing Final Closing Disclosure ***It appears that the closing package is not in the document.  - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-TRID: Final Closing Disclosure Provided, Received Final Closing Disclosure - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	FCOM1621	XXX	XXX	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	Initial XXX Disclosure is Missing	Resolved-Initial XXX Disclosure provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Initial XXX Disclosure is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Initial XXX Disclosure provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	FCOM1220	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-The Deed of Trust was provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-The Deed of Trust is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-The Deed of Trust was provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10043			D	A	A	A	D	A	A	A	Closed	FCOM1206	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Note is Missing	Resolved-The Note was provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-The Note is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-The Note was provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10026			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024AO10020			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10037			B	B	B	B	A	A	A	A	Closed	FCRE1194	XXX	XXX	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Acknowledged-XXX% LTV EXCEPTION granted to exceed max of XXX% to XXX% - Due Diligence Vendor-XXX Open- XXX% LTV EXCEPTION granted to exceed max of XXX% to XXX% - Due Diligence Vendor-XXX		Acknowledged-XXX% LTV EXCEPTION granted to exceed max of XXX% to XXX% - Due Diligence Vendor-XXX		Borrower DTI <XXX%; Strong collateral in high growth market; Borrower has been self-employed >XXX.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10037			B	B	B	B	A	A	A	A	Closed	FCRE1440	XXX	XXX	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Acknowledged-Housing History Does Not Meet Guideline Requirements NO COMPLETE (CONSECUTIVE) XXX HOUSING HSTRY: CURRENT VOR FROM XXX TO XXX (XXX); TRAVELLING/ ON THE ROAD PER LOE FRM XXX TO XXX; PREVIOUS VOR FROM XXX TO XXX DOCUMENTED. **Exception granted - Due Diligence Vendor-XXX
Open-Housing History Does Not Meet Guideline Requirements NO COMPLETE (CONSECUTIVE) XXX HOUSING HSTRY: CURRENT VOR FROM XXX TO XXX  (XXX); TRAVELLING/ ON THE ROAD PER LOE FRM XXX TO XXX; PREVIOUS VOR  FROM XXX TO XXX  DOCUMENTED. **Exception granted - Due Diligence Vendor-XXX

Acknowledged-Housing History Does Not Meet Guideline Requirements NO COMPLETE (CONSECUTIVE) XXX HOUSING HSTRY: CURRENT VOR FROM XXX TO XXX (XXX); TRAVELLING/ ON THE ROAD PER LOE FRM XXX TO XXX; PREVIOUS VOR FROM XXX TO XXX DOCUMENTED. **Exception granted - Due Diligence Vendor-XXX

																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10033			D	A	D	A	A	A	A	A	Closed	FCRE1201	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided
Resolved-Third Party Fraud Report provided at resubmission.  Items noted include for XXX, which is not an issue as closed utilizing an XXX.  Income level reviewed and verified per product.  No issue with phone trace as this is a cell.  No further requirements for this report apply. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. drive report is our fraud report - Seller-XXX
Open-Missing Third Party Fraud Report - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. drive report is our fraud report - Seller-XXX
Resolved-Third Party Fraud Report provided at resubmission.  Items noted include for XXX, which is not an issue as closed utilizing an XXX.  Income level reviewed and verified per product.  No issue with phone trace as this is a cell.  No further requirements for this report apply. - Due Diligence Vendor-XXX

																											XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10033			D	A	D	A	A	A	A	A	Closed	FCRE1161	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing	Resolved-Flood Certificate provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Flood Certificate - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - SellerXXX	Resolved-Flood Certificate provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10031			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10040			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2024AO10022			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024AO10027			D	A	A	A	D	A	A	A	Closed	FCOM1263	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - ROR	Right of Rescission is Partially Provided
Resolved-Right of Rescission is Provided - Due Diligence Vendor-XXX
Ready for Review-XXX form was provided because we are not servicer of current loan. - Seller-XXX
Open-Right of Rescission is Partially Provided Multiple NRTC documents are provided, with some having XXX verbiage while others have XXX verbiage. Confirmation from lender as to which is correct is needed. - Due Diligence Vendor-XXX
																							Ready for Review-H8 form was provided because we are not servicer of current loan. - Seller-XXX	Resolved-Right of Rescission is Provided - Due Diligence Vendor-XXX				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10034			D	B	C	B	A	A	D	A	Closed	FPRO1242	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Appraisal	Appraisal is Missing
Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-XXX
Resolved-Initial Appraisal provided at resubmission and support value used. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Appraisal is Missing - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-XXX Resolved-Initial Appraisal provided at resubmission and support value used. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10034			D	B	C	B	A	A	D	A	Closed	FCRE7375	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Borrower	Citizenship Does Not Meet Guideline Requirements
Acknowledged-As per Single-Loan Exception in file allowed to close with XXX under expired header.  Further, driver's license not issued through XXX, and a one-off variance issued to allow this as well. - Due Diligence Vendor-XXX
Open-Exception Request Form in file on page 492 not approved for:
1. XXX with matching XXX showing in tax returns/expired work permit
2. To use Driver License for Identification with "Not for Real ID Purpose". - Due Diligence Vendor-XXX

Acknowledged-As per Single-Loan Exception in file allowed to close with XXX under expired header.  Further, driver's license not issued through XXX, and a one-off variance issued to allow this as well. - Due Diligence Vendor-XXX

																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10036			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10039			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10035			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10023			C	A	A	A	A	A	C	A	Closed	FPRO9939	XXX	XXX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than XXX And A Third Party Valuation Product Was Not Provided
Resolved-CDA provided supporting appraised value of $XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-CU Score Is Greater Than XXX And A Third Party Valuation Product Was Not Provided (CU Score Is XXX) XXX party product missing from loan file.  - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-CDA provided supporting appraised value of $XXX. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10041			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10030			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10042			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2024AO10028			D	A	C	A	A	A	D	A	Closed	FCRE1159	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Confirmed Effective Date is prior to final Disbursement of XXX, no gap present. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. THIS IS A DRY STATE CLOSING, WE ISSUE DOCS BEFORE FUNDING AND DISBURSEMENT DATE.  DISBURSEMENT DATE WAS XXX.  POST CLOSING CD UPLOADED - Seller-XXX
Open-Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. THIS IS A XXX STATE CLOSING, WE ISSUE DOCS BEFORE FUNDING AND DISBURSEMENT DATE. DISBURSEMENT DATE WAS XXX. POST CLOSING CD UPLOADED - Seller-XXX	Resolved-Confirmed Effective Date is prior to final Disbursement of XXX, no gap present. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10028			D	A	C	A	A	A	D	A	Closed	FPRO1244	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Received 3rd Party Valuation - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing required enhanced desk view per guidelines. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received 3rd Party Valuation - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10029			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10045			C	A	A	A	C	A	A	A	Closed	finding-3625	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
Resolved-Resolved.  Received Invoice as proof fee was paid to third party. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. brokers credit invoice uploaded - Seller-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ***It appears that the Broker Credit Report fee is paid directly to the broker in Section B - Due Diligence Vendor-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. brokers credit invoice uploaded - Seller-XXX	Resolved-Resolved. Received Invoice as proof fee was paid to third party. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024AO10038			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024AO10044			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE1501	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Borrower	Borrower Identification Documentation Partially Provided	Acknowledged-Investor Exception issued to allow for driver's licenses used as identification form despite notice that the cards are "Not Valid for ID". - Due Diligence Vendor-XXX		Acknowledged-Investor Exception issued to allow for driver's licenses used as identification form despite notice that the cards are "Not Valid for ID". - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE9068	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Residual Income Does Not Meet Guideline Requirements
Acknowledged-Investor Exception issued to allow for residual income of $XXX vs. program requirement of $XXX due to DTI >XXX%. - Due Diligence Vendor-XXX
Open-Residual Income Does Not Meet Guideline Requirements - Due Diligence Vendor-XXX
																								Acknowledged-Investor Exception issued to allow for residual income of $XXX vs. program requirement of $XXX due to DTI >XXX%. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE4678	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Payment Shock Does Not Meet Guideline Requirements
Acknowledged-Investor Exception issued to allow for payment shock of XXX% vs. program max of XXX% from current housing expense. - Due Diligence Vendor-XXX
Open-Payment Shock Does Not Meet Guideline Requirements - Due Diligence Vendor-XXX
																								Acknowledged-Investor Exception issued to allow for payment shock of XXX% vs. program max of XXX% from current housing expense. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE1196	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV
Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX
Open-Audited HCLTV of XXX% exceeds Guideline HCLTV of XXX% - Due Diligence Vendor-XXX
																								Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE1194	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV
Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX
Open-Audited LTV of XXX% exceeds Guideline LTV of XXX% - Due Diligence Vendor-XXX
																								Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FCRE1195	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV
Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX
Open-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% - Due Diligence Vendor-XXX
																								Acknowledged-Investor Exception issued to allow for LTV/CLTV of XXX% vs. program cap of XXX% if DTI >XXX%. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10046			C	B	A	B	A	A	C	B	Closed	FPRO1249	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Property	Property Issue	Neighborhood Location Not Allowed for Program
Acknowledged-Investor Exception issued to allow for property in a XXX with rural zoning, and site size of XXX acre. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Exception for rural area - Seller-XXX
Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Appraisal States Rural Pg 454 - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. Exception for rural area - Seller-XXX	Acknowledged-Investor Exception issued to allow for property in a XXX with XXX, and site size of XXX acre. - Due Diligence Vendor-XXX		FICO is XXX points higher than minimum required score; total reserves of XXX months' PITI vs. requirement of XXX; majority of credit paid as agreed in most recent XXX month span	XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10048			C	B	C	B	A	A	A	A	Closed	FCRE1198	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Acknowledged-Audited Reserves of XXX are less than Guideline Required Reserves of XXX - Due Diligence Vendor-XXX		Acknowledged-Audited Reserves of XXX are less than Guideline Required Reserves of XXX - Due Diligence Vendor-XXX	Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More	DTI XXX%; property condition is XXX and appraised value is $XXX higher than purchase price.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10048			C	B	C	B	A	A	A	A	Closed	FCRE1437	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Income	Income and Employment Do Not Meet Guidelines
Acknowledged-Income and Employment Do Not Meet Guidelines Exception granted pg 196 = EXCEPTION REQUIRED TO USE BONUS AND OVERTIME INCOME. BORROWER HAS AT LEAST XXX YEARS HISTORY OF RECEIVING BONUS AND OVERTIME INCOME (WVOE IN FILE BOTH FOR PREVIOUS AND CURRENT EMPLOYER) HOWEVER BORROWER HAS BEEN WITH THE CURRENT EMPLOYER FOR ONLY A YEAR (START DATE OF XXX). WVOE FROM CURRENT EMPLOYER CONFIRMED THAT BONUS AND OT INCOME WILL LIKELY TO CONTINUE PLUS VARIABLE INCOME ARE IN INCREASING TREND.  - Due Diligence Vendor-XXX

Acknowledged-Income and Employment Do Not Meet Guidelines Exception granted pg 196 = EXCEPTION REQUIRED TO USE BONUS AND OVERTIME INCOME. BORROWER HAS AT LEAST XXX YEARS HISTORY OF RECEIVING BONUS AND OVERTIME INCOME (WVOE IN FILE BOTH FOR PREVIOUS AND CURRENT EMPLOYER) HOWEVER BORROWER HAS BEEN WITH THE CURRENT EMPLOYER FOR ONLY A YEAR (START DATE OF XXX). WVOE FROM CURRENT EMPLOYER CONFIRMED THAT BONUS AND OT INCOME WILL LIKELY TO CONTINUE PLUS VARIABLE INCOME ARE IN INCREASING TREND.  - Due Diligence Vendor-XXX

																									Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More	DTI XXX%; property condition is XXX and appraised value is $XXX higher than purchase price.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10048			C	B	C	B	A	A	A	A	Closed	FCRE1440	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Acknowledged-Housing History Does Not Meet Guideline Requirements Exception granted pg 196 = CUSTOMER IS LIVING RENT FREE, HOUSING HISTORY OF XXX IS NOT MET - Due Diligence Vendor-XXX		Acknowledged-Housing History Does Not Meet Guideline Requirements Exception granted pg 196 = CUSTOMER IS LIVING RENT FREE, HOUSING HISTORY OF XXX IS NOT MET - Due Diligence Vendor-XXX	Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More	DTI XXX%; property condition is C1 and appraised value is $XXX higher than purchase price.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCOM3527	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	Post Consummation CD issued improperly
Resolved-received revised PCCD. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received PCCD with Survey Exception fee of $XXX moved from Section H in Final Cd to Section C. After further review, it is determined that the fee belongs in Section H. Please provide a revised PCCD with the correct fee placement. - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-received revised PCCD. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1161	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing
Resolved-Partial Flood Certificate provided verifying subject is not in a flood zone- separate item added for missing identifier. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Flood Certificate - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Partial Flood Certificate provided verifying subject is not in a flood zone- separate item added for missing identifier. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1157	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Hazard Insurance Policy - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided at resubmission. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1162	XXX	XXX	Resolved	1 - Information	A	A	Credit	Missing Doc - Insurance	Flood Certificate Partially Provided
Resolved-Complete copy of Flood Certificate now in evidence. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Flood Certificate is Partially Provided- attachment provided does not include the bottom of the document to verify Vendor Name, Certificate Number, or Date Obtained- please provide complete copy. - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Complete copy of Flood Certificate now in evidence. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1195	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV
Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
Acknowledged-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% - Due Diligence Vendor-XXX

Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
 Acknowledged-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% - Due Diligence Vendor-XXX

Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months
Borrower has been self-employed for over XXX years; no past due obligations, public records, or bankruptcies; property is located in a XXX, built-up rate of XXX%, marketing time under XXX months with a shortage of demand vs. supply
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1194	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV
Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
Acknowledged-Audited LTV of XXX% exceeds Guideline LTV of XXX% - Due Diligence Vendor-XXX

Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
 Acknowledged-Audited LTV of XXX% exceeds Guideline LTV of XXX% - Due Diligence Vendor-XXX

Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months
Borrower has been self-employed for over XXX years; no past due obligations, public records, or bankruptcies; property is located in a XXX, built-up rate of XXX%, marketing time under XXX months with a shortage of demand vs. supply
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCRE1196	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV
Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
Acknowledged-Audited HCLTV of XXX% exceeds Guideline HCLTV of XXX% - Due Diligence Vendor-XXX

Acknowledged-Investor Exception issued to allow to allow for XXX% LTV/CLTV for a first-time homebuyer with a FICO of XXX vs. XXX% reduction to XXX%. - Due Diligence Vendor-XXX
 Acknowledged-Audited HCLTV of XXX% exceeds Guideline HCLTV of XXX% - Due Diligence Vendor-XXX

Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months
Borrower has been self-employed for over XXX years; no past due obligations, public records, or bankruptcies; property is located in a XXX, built-up rate of XXX%, marketing time under XXX months with a shortage of demand vs. supply
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10053			D	B	D	B	B	A	A	A	Closed	FCOM1621	XXX	XXX	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	Initial XXX Disclosure is Missing	Resolved-Initial XXX Disclosure is Resolved - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Initial XXX Disclosure is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Initial XXX Disclosure is Resolved - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Greater Than The Guideline Minimum Of XXX Or More Months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10049			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10050			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10047			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2024AO10051			C	B	C	B	C	A	A	A	Closed	finding-3625	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
Resolved- ***Received PCCD issued XXX to correct payee for Broker's Credit Report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ****It appears that the Broker Credit Report Fee is paid directly to the Broker.  - Due Diligence Vendor-XXX
																							Ready for Review-Document Uploaded. - Seller-XXX	Resolved- ***Received PCCD issued XXX to correct payee for Broker's Credit Report. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10051			C	B	C	B	C	A	A	A	Closed	FCRE1198	XXX	XXX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Acknowledged-Investor Exception issued to allow for XXX months of verified housing reserves vs. program guideline of XXX. - Due Diligence Vendor-XXX		Acknowledged-Investor Exception issued to allow for XXX months of verified housing reserves vs. program guideline of XXX. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
Borrower has been self-employed for more than XXX Years with stable income; No past due items, public records, or Bankruptcies; location is in a XXX, built-up over XXX%, Increasing property values, with shortage of demand/supply, marketing time under XXX months
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10051			C	B	C	B	C	A	A	A	Closed	FCRE9068	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Residual Income Does Not Meet Guideline Requirements
Acknowledged-Investor Exception issued due to Residual Income below minimum required of $XXX. - Due Diligence Vendor-XXX
Acknowledged-Residual Income Does Not Meet Guideline Requirements Guideline exception form page 242
GUIDELINE EXCEPTION 1: RESIDUAL INCOME IS BELOW WITH MINIMUM REQUIRED OF $XXX
GUIDELINE EXCEPTION 2: Reserves is XXX per guideline reserve requirement is XXX.
COMPENSATING FACTORS:
Borrower has been self-employed for more than XXX with stable income
 No past due. No public records. No Bankruptcies.
The location is in Suburban area, built up is over XXX% Increasing property values with shortage of demand/supply, marketing time under XXX months
 - Due Diligence Vendor-XXX

Acknowledged-Investor Exception issued due to Residual Income below minimum required of $XXX. - Due Diligence Vendor-XXX
 Acknowledged-Residual Income Does Not Meet Guideline Requirements Guideline exception form page 242
GUIDELINE EXCEPTION 1: RESIDUAL INCOME IS BELOW WITH MINIMUM REQUIRED OF $XXX
GUIDELINE EXCEPTION 2: Reserves is XXX per guideline reserve requirement is XXX.
COMPENSATING FACTORS:
Borrower has been self-employed for more than XXX with stable income
 No past due. No public records. No Bankruptcies.
The location is in Suburban area, built up is over XXX% Increasing property values with shortage of demand/supply, marketing time under XXX months
 - Due Diligence Vendor-XXX

Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points
Borrower has been self-employed for more than XXX Years with stable income; No past due items, public records, or Bankruptcies; location is in a XXX, built-up over XXX%, Increasing property values, with shortage of demand/supply, marketing time under XXX months
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10052			D	B	D	B	A	A	A	A	Closed	FCRE1437	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Income	Income and Employment Do Not Meet Guidelines
Acknowledged-Income and Employment Do Not Meet Guidelines Exception granted: EXCEPTION ON NOT MEETING THE XXX NSF AND OD THRESHOLD, CURRENTLY THERE ARE XXX NSFs AND XXX ODs
COMPENSATING FACTORS: 1) DTI IS AT XXX% - Due Diligence Vendor-XXX

Acknowledged-Income and Employment Do Not Meet Guidelines Exception granted: EXCEPTION ON NOT MEETING THE XXX NSF AND OD THRESHOLD, CURRENTLY THERE ARE XXX NSFs AND XXX ODs
COMPENSATING FACTORS: 1) DTI IS AT XXX% - Due Diligence Vendor-XXX

Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
																										DTI IS AT XXX%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10052			D	B	D	B	A	A	A	A	Closed	FCRE6914	XXX	XXX	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided
Acknowledged-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Missing) Exception granted: NOT HAVING PASSPORTS FROM THE COUNTRY OF ORIGIN OF BOTH BORROWERS - Due Diligence Vendor-XXX

Acknowledged-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Missing) Exception granted: NOT HAVING PASSPORTS FROM THE COUNTRY OF ORIGIN OF BOTH BORROWERS - Due Diligence Vendor-XXX

Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
																										DTI IS AT XXX%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10052			D	B	D	B	A	A	A	A	Closed	FCRE6019	XXX	XXX	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Acknowledged-Borrower 1 Citizenship Documentation Is Missing Exception granted: NOT HAVING PASSPORTS FROM THE COUNTRY OF ORIGIN OF BOTH BORROWERS - Due Diligence Vendor-XXX		Acknowledged-Borrower 1 Citizenship Documentation Is Missing Exception granted: NOT HAVING PASSPORTS FROM THE COUNTRY OF ORIGIN OF BOTH BORROWERS - Due Diligence Vendor-XXX
Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
																										DTI IS AT XXX%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024AO10052			D	B	D	B	A	A	A	A	Closed	FCRE1197	XXX	XXX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO
Acknowledged-Audited FICO of XXX is less than Guideline FICO of XXX Exception granted: EXCEPTION ON NOT MEETING THE FICO SCORE REQUIREMENT OF XXX, CURRENT FICO SCORE IS AT XXX - Due Diligence Vendor-XXX
Acknowledged-Audited FICO of XXX is less than Guideline FICO of XXX Exception granted: EXCEPTION ON NOT MEETING THE FICO SCORE REQUIREMENT OF XXX, CURRENT FICO SCORE IS AT XXX
COMPENSATING FACTORS: 1) DTI IS AT XXX%

 - Due Diligence Vendor-XXX

Acknowledged-Audited FICO of 660 is less than Guideline FICO of XXX Exception granted: EXCEPTION ON NOT MEETING THE FICO SCORE REQUIREMENT OF XXX, CURRENT FICO SCORE IS AT XXX - Due Diligence Vendor-XXX
 Acknowledged-Audited FICO of XXX is less than Guideline FICO of XXX Exception granted: EXCEPTION ON NOT MEETING THE FICO SCORE REQUIREMENT OF XXX, CURRENT FICO SCORE IS AT XXX
COMPENSATING FACTORS: 1) DTI IS AT XXX%

 - Due Diligence Vendor-XXX

Calculated DTI Is Less Than The Guideline Maximum By XXX Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Or More
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Original LTV Is Below The Guideline Maximum By XXX Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More
																										DTI IS AT XXX%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX